STOCK	3 Months Ended	12 Months Ended
	Jul. 31, 2022	Apr. 30, 2022
STOCK
STOCK

NOTE 5 – STOCK

Common Stock:

The Company is authorized to issue up to 2,000,000,000 shares of common stock at $0.001 par value per share. Effective August 26, 2022, the Company filed a certificate of amendment with the State of Delaware increasing the authorized shares from 950,000,000 to 2,000,000,000. At July 31, 2022, there were 604,029,492 shares issued and 602,529,492 shares outstanding. There are 1,500,000 shares issued to former officers that were terminated prior to their vesting period and excluded from the shares outstanding at July 31, 2022. Per the employment agreements, any unvested shares not yet released to employee shall be returned to Company treasury, and employee shall be entitled to no compensation for such shares. The Company plans to pursue the return of the unvested shares.

Common Stock Issued

From May 11, 2022 through July 20, 2022, the Company received $549,800 of proceeds from the sale of 29,157,141 shares of stock at prices ranging from $0.0168 to $0.021 per share in relation to the Company’s Form 1-A Regulation A Offering Statement with the SEC for the sale of 125,000,000 shares of $0.001 par value common stock. Additionally, the Company received $40,000 of proceeds from three Reg A investors but were not processed because of technical paperwork items with the subscription documents. As a result, the Company has recorded the $40,000 as a subscription payable to the investors at July 31, 2022.

From May 23, 2022 to July 6, 2022, a lender of an original $315,000 senior secured promissory note, elected to convert $178,257 of the principal amount, $20,083 of accrued interest and a $3,500 of note conversion fees into 34,800,000 shares of the Company’s $0.001 par value common stock and the principal balance of the promissory note is $136,743 after the conversion. See Note 4 – Debt.

Effective June 6, 2022, the Company executed a settlement agreement with the lender of an original $150,000 convertible unsecured promissory note with an outstanding $6,000 principal balance. The settlement agreement was a release of any and all rights that the lender could have requested in exchange for the issuance of 2,600,000 shares of the Company’s common stockwhich were due under the original conversion terms.. In exchange for the issuance of the shares, the remaining $6,000 outstanding principal balance of the note payable and accrued interest of $1,221 or $7,221 in total were cancelled. The difference between the $7,221 and $2,600 par value of the shares issued or $4,621 was recorded as an offset to additional paid in capital. As a result of the settlement, the promissory note has been cancelled effective June 6, 2022. See Note 4- Debt.

From June 29, 2022 through July 11, 2022, the lender of an original $55,000 convertible unsecured promissory note elected to convert the entire $55,000 outstanding principal amount and $2,200 of accrued interest into 4,144,927 shares of the Company’s $0.001 par value common stock and as a result, the principal balance of the promissory note and accrued interest is $0 after the conversion. See Note 4 – Debt.

On July 13, 2022, in relation to the issuance of a 10% convertible promissory note in the aggregate principal amount of $100,000, the Company issued five million (5,000,000) shares of the Company’s $0.001 par value common stock. The Company evaluated the 5,000,000 shares of stock issued and calculated the relative fair value between the note and the stock on the issue date utilizing the $0.0215 trading price of the stock on July 13, 2022, the date of issuance. As a result, the Company allocated $51,807 to the stock which was recorded as a debt discount with an offset to additional paid in capital. The debt discount for the stock is being amortized over the six-month term of the Note.

On July 15, 2022, in relation to the issuance of a 10% note payable in the aggregate principal amount of $200,000, the Company issued one million (1,000,000) shares of the Company’s $0.001 par value common stock. The Company evaluated the 1,000,000 shares of stock issued and calculated the relative fair value between the note payable and the stock on the issue date utilizing the $0.0215 trading price of the stock on July 15, 2022, the date of issuance. As a result, the Company allocated $18,953 to the stock which was recorded as a debt discount with an offset to additional paid in capital. The debt discount for the stock is being amortized over the one-year term of the note payable.

Common Stock Issuable

Effective July 27, 2022, the Company executed a settlement related to a stipulated judgment against the Company in the amount of $153,016 from June 4, 2018 for unpaid invoices for logo design and website development services provided. The settlement was a cash payment by the Company of $70,000 within ten (10) days of the settlement date and the issuance of one million (1,000,000) shares of the Company’s $0.001 par value common stock. The 1,000,000 shares were issued by the Company’s transfer agent on August 8, 2022 and the Company has recorded the issuance as common stock issuable at July 31, 2022. See Note 8 – Commitments and Contingencies and Note 9 – Subsequent Events. The Company valued the shares at $0.0193, the trading price of the Company’s Common Stock on July 27, 2022, resulting in a valuation of $19,300.  As a result, the Company recorded a $63,716 settlement gain as a component of other income (expense) in the accompanying Statement of Operations for the three months ended July 31, 2022.

Effective July 29, 2022, a warrant holder related to an original $315,000 convertible secured promissory note provided notice of a cashless exercise of the warrants at a reduced price of $0.0058 per share, based upon the Company issuing securities at this price previously. As a result, this triggered down round protection of the warrant exercise price and number of warrants issued. As a result, the Company was required on July 29, 2022 to issue 23,600,000 shares but because of reserved shares related to the underlying note, did not issued them until August 8, 2022. The Company has recorded the 23,600,000 shares as common stock issuable at July 31, 2022. The Company evaluated the change in accordance ASU 2017-11, Subtopic 470-20, Debt—Debt with Conversion and Other Options) and calculated a deemed dividend related to the triggering of the full ratchet anti-dilution provision of the warrants at fair value in the amount of $23,600 and was recorded to retained earnings with an offset to common stock issuable. See Note 4 – Debt

NOTE 5 – STOCK

Common Stock

The Company is authorized to issue up to 950,000,000 shares of common stock at $0.001 par value per share. Effective January 5, 2022, the Company amended its Articles of Incorporation to increase authorized shares from 600,000,000 to 950,000,000.  See Note 8 – Commitments and Contingencies for discussion related to authorized securities. At April 30, 2022, there were 527,327,424 shares issued and 525,827,424 shares outstanding. There are 1,500,000 shares issued to former officers that were terminated prior to their vesting period and excluded from the shares issued at April 30, 2022. Per the employment agreements, any unvested shares not yet released to employee shall be returned to Company treasury, and employee shall be entitled to no compensation for such shares. The Company plans to pursue the return of the unvested shares.

Common Stock Issued

From May 7, 2020 to August 17, 2020, a lender of an original $100,000 face value convertible unsecured promissory note, elected to convert $39,180 of the principal amount and $4,248 of accrued interest into 43,748,599 shares of common stock resulting in a note balance of $12,170 after the conversion. See Note 3 – Debt.

Effective May 20, 2020, the Company sold 100,000 shares of common stock to an investor for $400 at a purchase price of $0.004 per share.

Effective May 25, 2020, the Company sold 1,000,000 shares of common stock to an investor for $40,000 between May 14, 2020 and May 20, 2020, at a purchase price of $0.04 per share.

From June 8, 2020 to June 18, 2020, a lender of an original $63,000 face value convertible unsecured promissory note, elected to convert the entire principal amount of $63,000 and $3,150 of accrued interest into 65,492,425 shares of common stock. See Note 3 – Debt.

From June 15, 2020 to June 29, 2020, a lender of an original $150,000 face value unsecured promissory note, elected to convert $7,433 of principal, $10,416 of accrued interest and $3,750 of conversion fees into 59,995,579 shares of common stock resulting in a note balance of $138,483 after the conversions. See Note 3 – Debt.

From June 18, 2020 to August 5, 2020, a lender of an original $550,000 face value convertible secured promissory note elected to convert the remaining $30,000 of the principal amount of the promissory note into 21,820,000 shares of common stock resulting in a note balance of $0 after the conversion. See Note 3 – Debt.

Effective  July 20, 2020, the Company sold 400,000 shares of common stock to an investor for $800 at a purchase price of $0.002 per share.

From July 23, 2020 to July 27, 2020, a lender of an original $38,000 face value unsecured promissory note, elected to convert the entire principal amount of $38,000 and $1,900 of accrued interest into 30,692,309 shares of common stock. See Note 3 – Debt.

Effective September 15, 2020, the Company sold 5,000,000 shares of common stock to an investor for $10,000 at a purchase price of $0.002 per share.

Effective October 2, 2020, the Company sold 7,500,000 shares of common stock to an investor for $15,000 at a purchase price of $0.002 per share.

Effective November 1, 2020, the Company sold 2,500,000 shares of common stock to an investor for $5,000 at a purchase price of $0.002 per share.

Effective November 9, 2020, the Company sold 3,500,000 shares of common stock to an investor for $7,000 at a purchase price of $0.002 per share.

Effective November 11, 2020, the Company sold 1,000,000 shares of common stock to an investor for $2,000 at a purchase price of $0.002 per share.

Effective November 11, 2020, the Company sold 500,000 shares of common stock to an investor for $1,000 at a purchase price of $0.002 per share.

Effective December 14, 2020, the Company sold 7,500,000 shares of common stock to an investor for $15,000 at a purchase price of $0.002 per share.

On January 21, 2021, a lender of an original $550,000 face value convertible secured promissory note elected to convert $28,500 of the accrued and unpaid interest into 15,000,000 shares of common stock at a conversion price of $0.0019 per share.

Effective January 29, 2021, the Company sold 80,000 shares of common stock to an investor for $2,000 at a purchase price of $0.025 per share.

Effective February 2, 2021, the Company sold 20,000 shares of common stock to an investor for $500 at a purchase price of $0.025 per share.

Effective February 4, 2021, the Company sold 80,000 shares of common stock to an investor for $2,000 at a purchase price of $0.025 per share.

Effective February 4, 2021, the Company sold 26,666 shares of common stock to an investor for $800 at a purchase price of $0.03 per share.

Effective February 7, 2021, the Company sold 166,666 shares of common stock to an investor for $5,000 at a purchase price of $0.03 per share.

Effective March 11, 2021, the Company sold 80,000 shares of common stock to an investor for $2,000 at a purchase price of $0.025 per share.

Effective May 19, 2021, the Company granted 16,800,000 restricted $0.001 par value common shares to 14 key consultants, all of whom had made significant contributions to the Company over an extended period of time. All of the common shares were vested fully on the grant date. Of the 16,800,000 shares, 15,300,000 were issued between June 22, 2021, and July 2, 2021. The remaining 1,500,000 shares were not issued because the consultant had not been onboarded and signed the agreement. The 15,300,000 vested shares of common stock were valued at $0.0125 per share, the quoted market price on the date of grant and the Company recorded $191,250 of stock compensation expense in the accompanying Statement of Operations on the grant date of May 19, 2021.

Effective June 22, 2021, the Company issued 40,000 shares of common stock that were issuable at April 30, 2021 and related to a February 2021 sale of common stock at $0.025 per share.

From August 4, 2021, through August 10, 2021, the lender of a $55,000 convertible unsecured promissory note elected to convert the entire principal amount and $2,750 of accrued interest into 11,105,664 shares of the Company’s $0.001 par value common stock. See Note 3 – Debt.

On August 10, 2021, the lender of an original $80,000 convertible secured promissory note elected to convert $5,998 of the principal amount into 2,498,971 shares of the Company’s $0.001 par value common stock. See Note 3 – Debt.

From September 17, 2021, through September 27, 2021, the lender of a $41,000 convertible unsecured promissory note elected to convert the entire principal amount and $2,050 of accrued interest into 4,659,872 shares of the Company’s $0.001 par value common stock. See Note 3 – Debt.

On November 4, 2021, the lender of a $48,000 convertible unsecured promissory note elected to convert the entire principal amount and $2,400 of accrued interest into 7,098,592 shares of the Company’s $0.001 par value common stock. See Note 3 – Debt.

On December 9, 2021, the lender of a $53,000 convertible unsecured promissory note elected to convert the entire principal amount and $2,650 of accrued interest into 9,594,828 shares of the Company’s $0.001 par value common stock. See Note 3 – Debt.

On January 13, 2022, the lender of an original $100,000 convertible unsecured promissory note elected to convert $6,170 of the principal and $2,648 of accrued interest into 1,348,348 shares of the Company’s $0.001 par value common stock. See Note 3 – Debt.

On January 28, 2022, the lender of an original $80,000 convertible secured promissory note elected to convert $7,200 of the principal amount into 1,000,000 shares of the Company’s $0.001 par value common stock. See Note 3 – Debt.

From February 17, 2022 through April 26, 2022, the Company received $1,151,326 of proceeds, net of offering costs, from the sale of 55,119,047 shares of stock at $0.021 per share in relation to the Company’s Form 1-A Regulation A Offering Statement with the SEC for the sale of 125,000,000 shares of $0.001 par value common stock. Additionally, the Company received subscriptions for 9,200,000 shares of stock at $0.21 per share or $193,200. However, the subscription had not been funded as of the date of this filing. See Note 1 – Nature of Operations, Basis of Presentation, Going Concern, and Summary of Significant Accounting Policies and Note 9 – Subsequent Events.